Pay vs Performance Disclosure	12 Months Ended
Jun. 30, 2023 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
P
AY
V
ERSUS
P
ERFORMANCE

Although the Company is an emerging growth company and the disclosure requirements of Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”) and Item 402(v) of Regulation
S-K
do not apply to the Company, the following Pay Versus Performance information has been provided on a voluntary basis. The table below sets forth information about the relationship between compensation actually
p
aid (“CAP”) to our principal executive officer (“PEO”) and
non-PEO
NEOs and certain financial performance measures of the Company and how the Company aligns executive compensation with the Company’s performance. CAP represents an amount calculated in accordance with the SEC’s prescribed formula pursuant to Dodd-Frank and does not represent compensation actually paid to or earned by our NEOs in any year. Nei th
er the Compensation Committee nor the Company directly used this information when making compensation-related decisions for the 2023 fiscal year. For further information concerning the Company’s variable pay-for-performance
philosophy and how the Company aligns executive compensation with Company performance, refer to the “Compensation Discussion and Analysis” section of this proxy statement.

Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid for PEO ($) (2)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (3)	Average Compensation Actually Paid for Non-PEO NEOs ($) (4)	Value of Initial Fixed $100 Investment Based on:		(GAAP) Net Income ($000s) (7)	Company Selected Performance Measure
					Total Shareholder Return ($) (5)	Peer Group Total Shareholder Return ($) (6)		Adjusted Operating Income ($000s) (8)

2023	9,307,439	10,567,167	1,259,701	1,349,409	108.49	105.80	76,044	175,048

(1)
The dollar amount reported for the PEO, Mr. Dolan, under “Summary Compensation Table Total” is the amount of total compensation reported for Mr. Dolan for the 2023 fiscal year in the “Total” column of the Summary Compensation Table.

(2)
The dollar amount reported for Mr. Dolan under “Compensation Actually Paid” represents the amount of CAP to Mr. Dolan, as computed in accordance with Item 402(v) of Regulation
S-K.
In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments in the table below were made to Mr. Dolan’s total compensation for the 2023 fiscal year to determine the CAP:

James L. Dolan
2023 ($)

Total Compensation as reported in Summary Compensation Table	9,307,439

Subtract change in pension value as reported in Summary Compensation Table	—

Add pension value attributable to covered fiscal year’s service and any change in such value attributable to plan amendments made in covered fiscal year	—

Subtract value of equity awards as reported in Summary Compensation Table	6,007,772

Add year-end fair value of equity awards granted in covered fiscal year that were unvested at end of covered fiscal year	6,639,950

Add change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	—

Add vesting date fair value of equity awards granted in covered fiscal year that vested during covered fiscal year	—

Add change in fair value from end of prior fiscal year to end of covered fiscal year for awards granted in prior fiscal years that were unvested at end of covered fiscal year (a)	627,550

Subtract fair value of awards forfeited in covered fiscal year determined at end of prior fiscal year	—

Add dividends or other earnings paid on stock or option awards in covered fiscal year that are not otherwise included in total compensation for covered fiscal year	—

Compensation Actually Paid to PEO	10,567,167

(a)
Includes change in fair value of Company awards granted in April 2023 in respect of existing SPHR awards that were granted by Sphere Entertainment prior to the Distribution. Calculations for such awards assume fair value at prior fiscal year end as of April 21, 2023, the first trading day of the Company following the Distribution.

(3)
The dollar amount reported under “Average Summary Compensation Total for non-PEO
NEOs” represents the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Dolan) in the “Total” column of the Summary Compensation Table in the 2023 fiscal year. The NEOs included for purposes of calculating the average amount in the 2023 fiscal year are as follows: David F. Byrnes, Jamal H. Haughton, Philip G. D’Ambrosio, and Courtney M. Zeppetella.

(4)
The dollar amount reported under “Average Compensation Actually Paid for non-PEO
NEOs” represents the average amount of CAP to the NEOs as a group (excluding Mr. Dolan), as computed in accordance with Item 402(v) of Regulation
S-K.
In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments in the table below were made to the
non-PEO
NEOs’ total compensation for each year to determine the CAP:

NEO Averages
2023 ($)

Total Compensation as reported in Summary Compensation Table	1,259,701

Subtract change in pension value as reported in Summary Compensation Table	—

Add pension value attributable to covered fiscal year’s service and any change in such value attributable to plan amendments made in covered fiscal year	—

Subtract value of equity awards as reported in Summary Compensation Table	576,888

Add year-end fair value of equity awards granted in covered fiscal year that were unvested at end of covered fiscal year	635,586

Add change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	—

Add vesting date fair value of equity awards granted in covered fiscal year that vested during covered fiscal year	—

Add change in fair value from end of prior fiscal year to end of covered fiscal year for awards granted in prior fiscal years that were unvested at end of covered fiscal year (a)	31,009

Subtract fair value of awards forfeited in covered fiscal year determined at end of prior fiscal year	—

Add dividends or other earnings paid on stock or option awards in covered fiscal year that are not otherwise included in total compensation for covered fiscal year	—

Compensation Actually Paid to Non-PEO NEOs	1,349,409

(a)
Includes change in fair value of Company awards granted in April 2023 in respect of existing SPHR awards that were granted by Sphere Entertainment prior to the Distribution. Calculations for such awards assume fair value at prior fiscal year end as the fair value as of April 21, 2023, the first trading day of the Company following the Distribution.

(5)
Cumulative Total Shareholder Return is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the company’s share price at the end and the beginning of the measurement period by the company’s share price at the beginning of the measurement period.

(6)
As permitted by SEC rules, the peer group referenced for purposes of “Peer Group Total Shareholder Return” is that of the Bloomberg Americas Entertainment Index, which is the industry index reported in our 2023 Form
10-K
in accordance with Regulation
S-K
Item 201(e).

(7)	Reflects Net Income as reported in our 2023 Form 10-K; Net Income Attributable to MSGE Stockholders in 2023 was $76,597.

(8)
Reflects adjusted operating income as defined in our 2023 Form
10-K.
AOI is a
non-GAAP
financial measure. For a reconciliation of this
non-GAAP
measure to the most comparable GAAP measures, please see Annex A. The adjusted operating income figures used to set performance targets and determine payouts within our MPIP and LTIP (as described in the “Compensation Discussion & Analysis” section of this proxy statement) may contemplate certain potential future adjustments or exclusions.

Company Selected Measure Name	AdjustedOperatingIncome
Named Executive Officers, Footnote
(3)
The dollar amount reported under “Average Summary Compensation Total for non-PEO
NEOs” represents the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Dolan) in the “Total” column of the Summary Compensation Table in the 2023 fiscal year. The NEOs included for purposes of calculating the average amount in the 2023 fiscal year are as follows: David F. Byrnes, Jamal H. Haughton, Philip G. D’Ambrosio, and Courtney M. Zeppetella.

Peer Group Issuers, Footnote
(6)
As permitted by SEC rules, the peer group referenced for purposes of “Peer Group Total Shareholder Return” is that of the Bloomberg Americas Entertainment Index, which is the industry index reported in our 2023 Form
10-K
in accordance with Regulation
S-K
Item 201(e).

PEO Total Compensation Amount	$ 9,307,439
PEO Actually Paid Compensation Amount	$ 10,567,167
Adjustment To PEO Compensation, Footnote

James L. Dolan
2023 ($)

Total Compensation as reported in Summary Compensation Table	9,307,439

Subtract change in pension value as reported in Summary Compensation Table	—

Add pension value attributable to covered fiscal year’s service and any change in such value attributable to plan amendments made in covered fiscal year	—

Subtract value of equity awards as reported in Summary Compensation Table	6,007,772

Add year-end fair value of equity awards granted in covered fiscal year that were unvested at end of covered fiscal year	6,639,950

Add change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	—

Add vesting date fair value of equity awards granted in covered fiscal year that vested during covered fiscal year	—

Add change in fair value from end of prior fiscal year to end of covered fiscal year for awards granted in prior fiscal years that were unvested at end of covered fiscal year (a)	627,550

Subtract fair value of awards forfeited in covered fiscal year determined at end of prior fiscal year	—

Add dividends or other earnings paid on stock or option awards in covered fiscal year that are not otherwise included in total compensation for covered fiscal year	—

Compensation Actually Paid to PEO	10,567,167

(a)
Includes change in fair value of Company awards granted in April 2023 in respect of existing SPHR awards that were granted by Sphere Entertainment prior to the Distribution. Calculations for such awards assume fair value at prior fiscal year end as of April 21, 2023, the first trading day of the Company following the Distribution.

Non-PEO NEO Average Total Compensation Amount	$ 1,259,701
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,349,409
Adjustment to Non-PEO NEO Compensation Footnote

NEO Averages
2023 ($)

Total Compensation as reported in Summary Compensation Table	1,259,701

Subtract change in pension value as reported in Summary Compensation Table	—

Add pension value attributable to covered fiscal year’s service and any change in such value attributable to plan amendments made in covered fiscal year	—

Subtract value of equity awards as reported in Summary Compensation Table	576,888

Add year-end fair value of equity awards granted in covered fiscal year that were unvested at end of covered fiscal year	635,586

Add change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	—

Add vesting date fair value of equity awards granted in covered fiscal year that vested during covered fiscal year	—

Add change in fair value from end of prior fiscal year to end of covered fiscal year for awards granted in prior fiscal years that were unvested at end of covered fiscal year (a)	31,009

Subtract fair value of awards forfeited in covered fiscal year determined at end of prior fiscal year	—

Add dividends or other earnings paid on stock or option awards in covered fiscal year that are not otherwise included in total compensation for covered fiscal year	—

Compensation Actually Paid to Non-PEO NEOs	1,349,409

(a)
Includes change in fair value of Company awards granted in April 2023 in respect of existing SPHR awards that were granted by Sphere Entertainment prior to the Distribution. Calculations for such awards assume fair value at prior fiscal year end as the fair value as of April 21, 2023, the first trading day of the Company following the Distribution.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
As described in greater detail in the “Compensation Discussion & Analysis” section of this proxy statement, our approach to executive compensation is designed to directly link pay to performance, recognize both corporate and individual performance, promote long-term s tock ownership, attract, retain and motivate talented executives, and balance risk and reward while taking into consideration stakeholder feedback as well as market trends and practices. The most important performance measures used by the Company to link CAP to the Company’s NEOs for the most recently completed fiscal year to the Company’s performance are:

•	AOI;

•	Net revenue; and
•	Company strategic objectives.

Total Shareholder Return Amount	$ 108.49
Peer Group Total Shareholder Return Amount	105.8
Net Income (Loss)	$ 76,044,000
Company Selected Measure Amount	175,048,000
PEO Name	Mr. Dolan
Measure:: 1
Pay vs Performance Disclosure
Name	AOI
Non-GAAP Measure Description
(8)
Reflects adjusted operating income as defined in our 2023 Form
10-K.
AOI is a
non-GAAP
financial measure. For a reconciliation of this
non-GAAP
measure to the most comparable GAAP measures, please see Annex A. The adjusted operating income figures used to set performance targets and determine payouts within our MPIP and LTIP (as described in the “Compensation Discussion & Analysis” section of this proxy statement) may contemplate certain potential future adjustments or exclusions.

Measure:: 2
Pay vs Performance Disclosure
Name	Net revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Company strategic objectives
PEO | Value Of Equity Awards As Reported [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 6,007,772
PEO | Year End Fair Value Of Equity Awards Granted In Covered Fiscal Year That Were Unvested At End Of Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,639,950
PEO | Change In Fair Value From End Of Prior Fiscal Year To End Of Covered Fiscal Year For Awards Granted In Prior Fiscal Years That Were Unvested At End Of Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	627,550
Non-PEO NEO | Value Of Equity Awards As Reported [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	576,888
Non-PEO NEO | Year End Fair Value Of Equity Awards Granted In Covered Fiscal Year That Were Unvested At End Of Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	635,586
Non-PEO NEO | Change In Fair Value From End Of Prior Fiscal Year To End Of Covered Fiscal Year For Awards Granted In Prior Fiscal Years That Were Unvested At End Of Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 31,009